DEAR SHAREHOLDERS,

         We are pleased to submit the annual report on The Chapman U.S. Treasury Money Fund for the year ended October 31, 2001. The Fund seeks to maximize the preservation of capital, liquidity and, consistent with these goals, the highest possible current income. The fund invests solely in U.S. Treasury securities and repurchase agreements collateralized fully by such securities. The Fund's strategy is to invest only in securities with maturities of thirteen months or less, with a weighted average maturity not to exceed 90 days. If the investment adviser expects an increase (decrease) in interest rates, the Fund seeks to shorten (lengthen) its average maturity.


ECONOMIC REVIEW

     We have experienced slow growth all year. However, after September 11, 2001, all bets on a speedy recovery were off. The events of September 11, 2001 were a defining moment in many respects. The US stock market closed for four days, the longest closing since World War I. Furthermore the revised economic data indicates that the country was in a recession much earlier, sometime in April. The longest running expansion period in US history has come to an end.

     During the year, we continued to see some encouraging news coming out of the economy. Durable goods order remained strong, and crude oil and natural gas prices for the most part were trending lower. Additionally, the promised tax cut by the newly elected president was implemented and welcomed by the head of the Federal Reserve Board.

     The events of September 11 would make that all seem like a distant memory. The economy slowed drastically globally. Job cuts immediately began to surge, which will further curtail consumer spending. Some industries were completely brought to a halt. The hotel, travel services, and airlines, in particular, were immediately negatively impacted and will continue to experience some near-term economic turmoil.

     The Federal Reserve Board became more aggressive throughout the year in lowering interest rates as the economy slowed. The Fed noted that the economy exhibited weakening sales and production, and lower consumer confidence. On the manufacturing side, we saw reduced production as corporations responded quickly to lower demand and excess inventory. However, core inflation has remained stable with minimal sign of acceleration. We have not seen any signs of higher cost reflected in the final prices of goods and services.

     During this period of short-term rate fluctuations, investors in the Chapman US Treasury Money Fund realized a total return for fiscal year ending October 31, 2001 of 4.12% versus it's benchmark, MONEY FUND REPORT US TREASURY AND REPO AVERAGES(TM) (source: iMoneyNet, Inc. formerly IBC Financial Data, Inc.) of 4.13%.

         Rated AAAm by Standard and Poors, we believe the Chapman U.S. Treasury Money Fund is an attractive strategic choice for fixed income investors relative to the long bond.

         Thank you for your continued support.

                                                          Sincerely,




                                                          Nathan A. Chapman, Jr.

        THE CHAPMAN FUNDS, INC.
        U.S. TREASURY MONEY FUND
        Schedule of Investments - October 31, 2001
===============================================================================+
(Showing Percentage of Total Value of Net Assets)






           PRINCIPAL                                                                                        VALUE
            AMOUNT                                                                                         (NOTE B)
        -----------------                                                                             ------------------


                          U.S. GOVERNMENT -  53.6%

             $60,000,000  U.S. Treasury Bills 2.120%, Due 11/23/00 ....................................   $ 59,922,266
                                                                                                      ------------------
                                                                                                            59,922,266
                                                                                                      ------------------

                          REPURCHASE AGREEMENTS - 46.6%

              25,000,000  Societe Generale, dated 10/31/01, 2.560%, agreement to repurchase at
                          $25,001,778 on 11/01/01 (collateralized by U.S. Treasury Bonds, 8.750%,
                          due 05/15/20, $26,001,040 market value) .....................................     25,000,000

              27,086,000  Prudential Securities, dated 10/31/01, 2.580%, agreement to repurchase at
                          $27,087,941 on 11/01/01 (collateralized by U.S. Treasury Notes, 6.125%,
                          due 12/31/01, $27,665,437 market value) .....................................     27,086,000
                                                                                                      ------------------
                                                                                                            52,086,000
                                                                                                      ------------------

                          Total Investments (Cost $112,008,266)* - 100.2 % ............................    112,008,266
                          Other Assets less Liabilities - (0.2%) ......................................       (282,308)
                                                                                                      ------------------
                          Net Assets - 100.0% .........................................................   $111,725,958
                                                                                                      ==================


*Cost for federal income tax purposes


See notes to financial statements

        THE CHAPMAN FUNDS, INC.
        U.S. TREASURY MONEY FUND
        Statement of Assets and Liabilities - October 31, 2001
================================================================================



        ASSETS
        Investments in securities (including Repurchase Agreements of  $52,086,000)
            (amortized cost $112,008,266) (Note B) ..................................     $  112,008,266
        Cash (overdraft).............................................................            (44,183)
        Interest receivable .........................................................              3,719
        Other assets ................................................................             26,053
                                                                                         -----------------
             Total assets ...........................................................        111,993,855
                                                                                         -----------------

        LIABILITIES
        Accrued expenses ............................................................             93,268
        Due to manager ..............................................................             10,039
        Distribution payable ........................................................            164,590
                                                                                         -----------------
             Total liabilities ......................................................            267,897
                                                                                         -----------------

        NET ASSETS ..................................................................     $  111,725,958
                                                                                         =================


        NET ASSETS CONSIST OF::
        Capital stock ...............................................................     $      111,726
        Paid-in-capital .............................................................        111,614,232
                                                                                         -----------------
        Net assets, for 111,725,958 common shares outstanding .......................     $  111,725,958
                                                                                         =================

        NET ASSET VALUE PER SHARE ...................................................     $         1.00
                                                                                         =================



        See notes to financial statements

        THE CHAPMAN FUNDS, INC.
        U.S. TREASURY MONEY FUND
        Statement of Operations - For the year ended October 31, 2001
================================================================================




        INVESTMENT INCOME:
        Interest income .............................................................         $3,751,003
                                                                                         -----------------

        EXPENSES:
        Management and administrative fees ..........................................            503,417
        Custodian fees ..............................................................             33,209
        Legal and auditing fees .....................................................             13,596
        Directors' fees .............................................................             14,090
        Rating fees .................................................................             20,887
        Transfer and dividend disbursing agent fees .................................             17,255
        Insurance fees ..............................................................              5,064
        Other .......................................................................             26,165
                                                                                         -----------------
             Total expenses before reimbursement ....................................            633,683
        Reimbursement of expenses (Note D) ..........................................           (188,998)
                                                                                         -----------------
             Net expenses ...........................................................            444,685
                                                                                         -----------------

        Net investment income .......................................................          3,306,318
                                                                                         -----------------

        Increase in net assets resulting from operations ............................         $3,306,318
                                                                                         =================



        See notes to financial statements

        THE CHAPMAN FUNDS, INC.
        U.S. TREASURY MONEY FUND
        Statements of Changes in Net Assets
================================================================================




                                                                                         YEAR ENDED         YEAR ENDED
                                                                                         OCTOBER 31,        OCTOBER 31,
                                                                                            2001               2000
                                                                                      ------------------ ------------------
        INCREASE IN NET ASSETS:
        OPERATIONS:
        Net investment income .......................................................   $    3,306,318      $   2,805,868
                                                                                      ------------------ ------------------
             Increase in net assets from operations .................................        3,306,318          2,805,868
                                                                                      ------------------ ------------------

        DIVIDENDS:
        From net investment income ..................................................       (3,306,318)        (2,805,868)
                                                                                      ------------------ ------------------

        CAPITAL SHARE TRANSACTIONS (AT $1 PER SHARE):
        Proceeds from sales of shares ...............................................      219,219,724        195,955,939
        Shares issued in reinvestment of dividends ..................................        2,548,413          2,015,041
        Shares redeemed .............................................................     (182,293,053)      (241,760,862)
                                                                                      ------------------ ------------------
             Increase (decrease) in net assets from capital share transactions ......       39,475,084        (43,789,882)
                                                                                      ------------------ ------------------

        Total increase (decrease) in net assets .....................................       39,475,084        (43,789,882)

        NET ASSETS:
        Beginning of year ...........................................................       72,250,874        116,040,756
                                                                                      ------------------ ------------------
        End of year .................................................................   $  111,725,958      $  72,250,874
                                                                                      ================== ==================



        See notes to financial statements

        THE CHAPMAN FUNDS, INC.
        U.S. TREASURY MONEY FUND
        Financial Highlights
================================================================================
        THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.




                                                                              FOR THE YEARS ENDED OCTOBER 31,
                                                                  2001          2000        1999          1998         1997
                                                             -------------------------------------------------------------------
        PER SHARE OPERATING PERFORMANCE:
        Net asset value, beginning of year .................    $1.0000         $1.0000     $1.0000      $1.0000       $1.0000
                                                             --------------- ----------- ------------ ------------- ------------

        INCOME FROM INVESTMENT OPERATIONS:
        Net investment income ..............................     0.0404          0.0536      0.0415       0.0477        0.0470
                                                             --------------- ----------- ------------ ------------- ------------
             Total from investment operations ..............     0.0404          0.0536      0.0415       0.0477        0.0470
                                                             --------------- ----------- ------------ ------------- ------------

        DISTRIBUTIONS:
        From net investment income .........................    (0.0404)        (0.0536)    (0.0415)     (0.0477)      (0.0470)
                                                             --------------- ----------- ------------ ------------- ------------
                                                             --------------- ----------- ------------ ------------- ------------
             Total distributions ...........................    (0.0404)        (0.0536)    (0.0415)     (0.0477)      (0.0470)
                                                             --------------- ----------- ------------ ------------- ------------
                                                             --------------- ----------- ------------ ------------- ------------

        Net asset value, end of year .......................    $1.0000         $1.0000     $1.0000      $1.0000       $1.0000
                                                             =============== =========== ============ ============= ============

        TOTAL RETURN(1).....................................     4.12%           5.50%       4.24%        4.88%         4.80%

        Ratios / Supplemental Data:
        Ratios to Average Net Assets:
             Expenses ......................................     0.53%           0.57%       0.65%        0.65%         0.67%
             Expenses (prior to limitation) ................     0.76%           0.87%       0.80%        0.94%         0.93%
             Net investment income .........................     3.94%           5.45%       4.18%        4.75%         4.72%
        Supplemental Data:
             Net Assets, end of year (000 omitted) .........   $111,726         $72,251   $116,041      $76,479       $60,210



        See notes to financial statements



------------------
(1) The total returns in the table represent the return that an investor would have earned on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year and reinvestment of all distributions).

        THE CHAPMAN FUNDS, INC.
        U.S. TREASURY MONEY FUND
        Notes to Financial Statements - October 31, 2001
================================================================================

        NOTE A - GENERAL

        The Chapman Funds, Inc. (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company currently offers two series; The Chapman U.S. Treasury Money Fund, and DEM Equity Fund. The Company has registered four additional series, which are not currently operating:
        The Chapman Institutional Cash Management Fund, DEM Index Fund, DEM Multi-Manager Equity Fund and DEM Multi-Manager Bond Fund. These financial statements pertain to the U.S. Treasury Money Fund (the "Fund").

        The Fund is a diversified series that seeks to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests solely in short-term direct obligations of the U.S. Government and repurchase agreements collateralized fully by direct obligations of the U.S. Government.

        NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Security Valuation - The Fund uses the amortized cost method, which approximates market value, to value portfolio securities pursuant to Rule 2a-7 of the 1940 Act, provided the Fund complies with certain conditions. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization from date of purchase to date of maturity of any discount or premium.

        Repurchase Agreements - The Fund's custodian takes possession, through the Federal Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation, however, the Fund might be delayed in, or prevented from, selling the collateral for its benefit.

        Distributions to Stockholders - Dividends to stockholders of the Fund are declared daily and paid monthly from net investment income, which consists of accrued interest and earned discount (including both original issue and market discount), less amortization of premium and the accrued expenses applicable to the dividend period.

        Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to continue to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income.

        Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

        Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        NOTE C - CAPITAL STOCK

        The Company is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as U.S. Treasury Money Fund shares.

        NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES

        Chapman Capital Management, Inc. ("CCM") acts as the investment adviser and administrator for the Fund. The investment advisory and administrative fees are based on the average daily net assets of the Fund computed at annual rates of .5% and .1%, respectively.

        THE CHAPMAN FUNDS, INC.
        U.S. TREASURY MONEY FUND
        Notes to Financial Statements - October 31, 2001 - Continued
================================================================================

        NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES - CONTINUED

        CCM also serves as Transfer and Dividend Disbursing Agent for the Fund pursuant to a Shareholder Services Agreement. For its services, CCM is compensated $18 per account subject to a monthly minimum of $1,500, excluding out-of-pocket expenses.

        CCM, has contractually agreed to limit annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .53% of average daily net assets until December 31, 2010. However, CCM's obligation is limited to the total of its advisory and administration fees. Prior to March 17, 2000, CCM agreed to limit the Fund's expenses to .65% of average daily net assets on an annual basis.

        At October 31, 2001, expenses payable to CCM pursuant to the above agreements were $45,138.

        NOTE E - DIRECTORS' FEES AND RELATED PARTIES

        Certain officers and directors of the Company are "affiliated persons", as defined in the Investment Company Act of 1940, of the adviser. For the year ended October 31, 2001, these "affiliated persons" did not receive any compensation from the Company.

        Those directors who are not officers of the Company receive $1,000 compensation plus certain expenses from the Company for each Board of Directors meeting they attend.

                Report of Ernst & Young LLP, Independent Auditors


        To the Shareholders and Board of Directors of The Chapman Funds, Inc. - The Chapman U.S. Treasury Money Fund

        We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Chapman U.S. Treasury Money Fund (the "Fund") as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chapman U.S. Treasury Money Fund at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                    [graphic omitted]



        Philadelphia, Pennsylvania
        December 7, 2001

  This report is authorized for distribution only to shareholders and to others who have received a copy of the U.S. Treasury Money fund prospectus



                                [graphic omitted]


                                THE CHAPMAN FUNDS
                   A MEMBER OF THE CHAPMAN GROUP OF COMPANIES





                               INVESTMENT ADVISER
                         TRANSFER, DIVIDEND PAYING AGENT
                              AND ACCOUNTING AGENT:

                        CHAPMAN CAPITAL MANAGEMENT, INC.
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                                   CUSTODIAN:

                                 UMB BANK, N.A.
                                928 GRAND AVENUE
                        KANSAS CITY, MISSOURI 64141-6226

                                  DISTRIBUTOR:

                               THE CHAPMAN COMPANY
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                  FOR SHAREHOLDER INQUIRIES CALL 1-800-752-1013